Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jul. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 526,056	$ 617,004
Due to related parties		48,962	42,433
Lease liability	$ 28,439	53,142
Total	725,178	628,160	659,437
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		526,056	617,004
Due to related parties		48,962	42,433
Lease liability	28,439	36,726
Total	725,178	611,744	659,437
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability		16,416
Total		$ 16,416